Document and Entity Information	Jun. 26, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 26, 2020
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2020
Document Effective Date	Jun. 26, 2020
Prospectus Date	Aug. 01, 2019